Equity (Tables)	6 Months Ended
Dec. 31, 2023
Equity
Summary of share options activity

The summary of share option activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2020	3,167	2,375	$150.00	2.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2021	3,167	2,375	$150.00	1.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2022	3,167	2,375	$150.00	0.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	(3,167)	(2,375)	$150.00	—	—
Exercised	—	—	$—	—	—
June 30, 2023	—	—	$—	—	—

Summary of restricted share grants

The summary of restricted share grants is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

		Weighted
		Average
		Grant Date	Aggregate
		Fair Value	Intrinsic
	Shares	Per Share	Value
Unvested as of June 30, 2021	—	$—	$—
Granted	52,670	$25.65	$—
Forfeited	—	$—	$—
Vested	(52,670)	$25.65	$—
Unvested as of June 30, 2022	—	$—	$—
Granted	13,169	$5.11	$—
Forfeited	—	$—	$—
Vested	(13,169)	$5.11	$—
Unvested as of June 30, 2023	—	$—	$—
Granted	26,338	$1.59	$—
Forfeited	—	$—	$—
Vested	(26,338)	$1.59	$—
Unvested as of December 31, 2023 (unaudited)	—	$—	$—

Summary of warrant activity

The summary of warrant activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2021	1,254,285	1,254,285	$29.90	5.00
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2022	1,254,441	1,254,441	$29.91	4.76
Granted/Acquired	4,523,333	4,523,333	$1.3552	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2023	5,777,774	5,777,774	$7.55	3.89
Granted/Acquired	1,070,719	1,070,719	$5.44	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
December 31, 2023 (unaudited)	6,848,493	6,848,493	$7.22	4.07